Accrued Expense	12 Months Ended
Dec. 31, 2023
Accrued Expense
Accrued Expense

Note 8 — Accrued Expense

The following table summarizes accrued expenses:

	December 31,
	2023	2022
Professional fees	$3,298	$1,705
Salaries and wages	121	615
Interest payable	70	184
Taxes payable	—	54
Other	54	6
Total accrued expense	$3,543	$2,564